Securities, Pledges and Guarantees (Details) ₪ in Millions	12 Months Ended
Dec. 31, 2018 ILS (₪)
Securities, Pledges and Guarantees (Textual)
Guarantees Amount	₪ 158
Bank guarantees	₪ 109
Description of exchange rate	The Ministry of Communications to secure the terms of their licenses (of which an amount of NIS 32 is linked to the CPI and NIS 37 is linked to the US$ exchange rate).